Public Offering	12 Months Ended
Jun. 30, 2012
Regulated Operations [Abstract]
Public Offering Disclosure [Text Block]

Note 6. Public Offering

Public Units

On July 20, 2011, the Company sold 8,050,000 units (including units sold pursuant to the underwriters’ exercise of their over-allotment option) at a price of $10.00 per unit (the “Public Units”) in the Public Offering.  Each unit consists of one ordinary share of the Company, no par value (the “Public Shares”), and one warrant to purchase one ordinary share (the “Public Warrants”).

Public Warrant Terms and Conditions

Exercise Conditions  — Each Public Warrant will entitle the holder to purchase from the Company one ordinary share at an exercise price of $12.00 per share commencing on the later of: (i) 30 days after the consummation of an Initial Business Combination, or (ii) July 20, 2012, provided that the Company has an effective registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and such shares are registered or qualified under the securities laws of the state of the exercising holder. The Public Warrants expire five years from the date of the Initial Business Combination, unless earlier redeemed. The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the Company’s ordinary shares exceeds $18.00 per share for any 20 trading days within a 30-trading day period. If the Public Warrants are redeemed by the Company, management will have the option to require all holders that wish to exercise warrants to do so on a cashless basis.

Registration Risk  — In accordance with a warrant agreement relating to the Public Warrants, the Company will be required to use its best efforts to maintain the effectiveness of a registration statement relating to the ordinary shares which would be issued upon exercise of the Public Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holders of such Public Warrants will not be entitled to exercise such Public Warrants (except on a cashless basis under certain circumstances) and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle or cash settle the Public Warrants. Consequently, the Public Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full unit price solely for the ordinary shares included in the Public Units.

Accounting  — The Company accounts for the warrants in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company in connection with the Public Offering has been estimated using the market price of the warrants at each reporting date.

Underwriting Agreement —   The Company paid an underwriting discount of $2,012,500, or 2.5% of the Public Unit offering price, to the underwriters at the closing of the Public Offering, with an additional fee of $2,415,000, or 3.0% of the gross offering proceeds, payable upon the Company’s consummation of an Initial Business Combination. The underwriters will not be entitled to any interest accrued on the deferred discount.